MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
                              Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS February 28, 1999

DEAR SHAREHOLDER:

Last summer's economic turmoil in Asia and Russia, which sent the Standard & Poor's 500 Composite Stock Price Index (S&P 500) tumbling nearly 20 percent last fall, turned out to be no more than a speed bump for the equity markets, not the beginning of a prolonged bear market as some had suspected. U.S. corporate earnings, while slowing moderately, proved not to be the disaster that most had expected. In fact, of the 500 companies in the S&P 500, nearly 60 percent reported positive earnings surprises. Additionally, there are hints that the global economic crisis may have actually stimulated the U.S. economy by keeping inflation in check. More recently, however, the persistent strength in consumption, business investments and services that has been driving the domestic market has rekindled fears of renewed inflation and higher interest rates.

PERFORMANCE

For the six-month period ended February 28, 1999, Morgan Stanley Dean Witter S&P 500 Index Fund's Class B shares posted a return of 29.38 percent, compared to 30.27 percent for the S&P 500 Index and 30.14 percent for the Lipper S&P 500 Fund Index. During the same period, the Fund's Class A, C and D shares posted total returns of 29.93 percent, 29.40 percent and 30.05 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

The correlation between the Fund's total return and the S&P 500 Index since inception remains high. The technology sector, which represents nearly 20 percent of the index, continues to be the driving force behind the Fund's strong performance. The large-cap segment of the market continued its leadership role by once again outperforming both the mid-cap and small-cap sectors.

INVESTMENT STRATEGY

Morgan Stanley Dean Witter S&P 500 Index Fund seeks to deliver investment performance that corresponds, before expenses, to the total

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
LETTER TO THE SHAREHOLDERS February 28, 1999, continued

return of the S&P 500 Index, by investing in substantially all the stocks that comprise the index in approximately the same weightings. The fully invested, broadly diversified Fund also seeks to minimize turnover in order to generate tax-efficient returns.

Despite its strong performance, the Fund was able to minimize the capital gains it distributed to shareholders. By efficiently managing cash flows, the Fund actually posted a portfolio turnover ratio for the period less than that of the index itself. Additionally, our strategy to remain fully invested has proved to be beneficial in the current volatile market environment.

The strong relative performance of the index and the liquidity that the large-cap market provides continue to attract investors. The Fund's assets had increased to $1.398 billion by February 28, 1999.

LOOKING AHEAD

We believe that the strong domestic economy, which has driven the stock market to record highs, is still stable. Despite this continued economic strength, inflation has remained mostly in check. The large-cap segment of the market continues to be the main attraction to new money. As a result, we believe that the Fund is ideally positioned to participate in any market appreciation.

We appreciate your ongoing support of Morgan Stanley Dean Witter S&P 500 Index Fund and look forward to continuing to serve your investment needs in the future.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1999 (UNAUDITED)

 NUMBER OF
   SHARES                                                                          VALUE
-----------------------------------------------------------------------------------------------------------------
             COMMON STOCKS (97.8%)
             Accident & Health Insurance (0.1%)
    18,246   Provident Companies, Inc. .......................................  $   597,556
    18,922   Torchmark Corp. .................................................      629,156
    18,729   UNUM Corp. ......................................................      838,123
                                                                              --------------
                                                                                  2,064,835
                                                                              --------------
             Advertising (0.2%)
    18,810   Interpublic Group of Companies, Inc. ............................    1,407,223
    22,831   Omnicom Group, Inc. .............................................    1,512,554
                                                                              --------------
                                                                                  2,919,777
                                                                              --------------
             Aerospace (0.8%)
   135,224   Boeing Co. ......................................................    4,808,903
    10,027   Goodrich (B.F.) Co. (The) .......................................      342,171
    53,123   Lockheed Martin Corp. ...........................................    2,002,073
     9,283   Northrop Grumman Corp. ..........................................      578,447
    30,563   United Technologies Corp.  ......................................    3,785,992
                                                                              --------------
                                                                                 11,517,586
                                                                              --------------
             Air Freight/Delivery Services (0.1%)
    19,970   FDX Corp.* ......................................................    1,907,135
                                                                              --------------
             Airlines (0.3%)
    24,679   AMR Corp.* ......................................................    1,368,142
    19,731   Delta Air Lines, Inc.  ..........................................    1,199,891
    45,524   Southwest Airlines Co. ..........................................    1,371,410
    12,320   US Airways Group Inc.* ..........................................      583,660
                                                                              --------------
                                                                                  4,523,103
                                                                              --------------
             Alcoholic Beverages (0.4%)
    64,682   Anheuser-Busch Companies, Inc. ..................................    4,960,301
     9,267   Brown-Forman Corp. (Class B) ....................................      611,043
     4,937   Coors (Adolph) Co. (Class B) ....................................      294,060
                                                                              --------------
                                                                                  5,865,404
                                                                              --------------
             Aluminum (0.2%)
    30,710   Alcan Aluminium Ltd. (Canada) ...................................      746,637
    49,690   Alcoa Inc. ......................................................    2,012,445
     9,301   Reynolds Metals Co.  ............................................      397,618
                                                                              --------------
                                                                                  3,156,700
                                                                              --------------
             Apparel (0.1%)
     9,726   Fruit of the Loom, Inc. (Class A)* ..............................      123,399
     8,693   Liz Claiborne, Inc. .............................................      292,845
     4,875   Russell Corp. ...................................................       95,062
    16,179   VF Corp. ........................................................      778,614
                                                                              --------------
                                                                                  1,289,920
                                                                              --------------
             Auto Parts: O.E.M. (0.2%)
    22,333   Dana Corp.  .....................................................  $   843,071
     9,634   Eaton Corp. .....................................................      668,359
    11,427   Johnson Controls, Inc.  .........................................      702,760
    16,154   TRW Inc.  .......................................................      763,276
                                                                              --------------
                                                                                  2,977,466
                                                                              --------------
             Automotive Aftermarket (0.1%)
    10,228   Cooper Tire & Rubber Co.  .......................................      202,003
    24,269   Genuine Parts Co. ...............................................      726,553
    21,098   Goodyear Tire & Rubber Co. ......................................      975,782
                                                                              --------------
                                                                                  1,904,338
                                                                              --------------
             Banking (0.0%)
     3,770   SouthTrust Corp.  ...............................................      151,036
                                                                              --------------
             Beverages -Non-Alcoholic (2.2%)
   333,632   Coca Cola Co.** .................................................   21,331,596
    53,135   Coca-Cola Enterprises Inc. ......................................    1,647,185
   198,578   PepsiCo, Inc. ...................................................    7,471,497
                                                                              --------------
                                                                                 30,450,278
                                                                              --------------


             Biotechnology (0.3%)
    34,445   Amgen Inc.* .....................................................    4,301,319
                                                                              --------------
             Books/Magazines (0.0%)
     9,581   Harcourt General, Inc. ..........................................      438,930
     7,058   Meredith Corp. ..................................................      238,207
                                                                              --------------
                                                                                    677,137
                                                                              --------------
             Broadcasting (0.4%)
    95,566   CBS Corp. .......................................................    3,523,996
    35,661   Clear Channel Communications, Inc.* .............................    2,139,660
                                                                              --------------
                                                                                  5,663,656
                                                                              --------------
             Building Materials (0.0%)
     7,317   Owens Corning ...................................................      232,772
                                                                              --------------
             Building Materials/DIY Chains (1.1%)
   200,999   Home Depot, Inc. (The) ..........................................   11,997,128
    47,711   Lowe's Companies, Inc. ..........................................    2,829,859
                                                                              --------------
                                                                                 14,826,987
                                                                              --------------
             Building Products (0.1%)
     5,400   Armstrong World Industries, Inc. ................................      265,612
    45,911   Masco Corp. .....................................................    1,205,164
                                                                              --------------
                                                                                  1,470,776
                                                                              --------------


                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued


 NUMBER OF
   SHARES                                                                          VALUE
-----------------------------------------------------------------------------------------------------------------
             Cable Television (0.9%)
    49,959   Comcast Corp. (Class A Special) .................................  $ 3,543,967
    82,140   MediaOne Group Inc.* ............................................    4,476,630
    72,808   Tele-Communications, Inc. (Class A)*  ...........................    4,573,252
                                                                              --------------
                                                                                 12,593,849
                                                                              --------------
             Casino/Gambling (0.1%)
    17,039   Harrah's Entertainment, Inc.* ...................................      284,338
    24,286   Mirage Resorts, Inc.* ...........................................      473,577
                                                                              --------------
                                                                                    757,915
                                                                              --------------
             Cellular Telephone (0.7%)
    77,424   AirTouch Communications, Inc.* ..................................    7,050,423
    38,908   Nextel Communications, Inc. (Class A)* ..........................    1,169,672
    59,522   Sprint Corp. (PCS Group)* .......................................    1,904,704
                                                                              --------------
                                                                                 10,124,799
                                                                              --------------
             Clothing/Shoe/Accessory Stores (0.2%)
    30,840   Limited (The), Inc. .............................................    1,094,820
    20,097   Nordstrom, Inc. .................................................      808,904
    43,603   TJX Companies, Inc. .............................................    1,245,411
                                                                              --------------
                                                                                  3,149,135
                                                                              --------------
             Computer Communications (1.8%)
    48,535   3Com Corp.* .....................................................    1,525,819
    29,360   Ascend Communications, Inc.* ....................................    2,258,885
    22,221   Cabletron Systems, Inc.* ........................................      180,546
   213,710   Cisco Systems, Inc.* ............................................   20,903,509
                                                                              --------------
                                                                                 24,868,759
                                                                              --------------
             Computer Hardware (2.9%)
    18,165   Apple Computer, Inc.* ...........................................      631,234
   230,081   Compaq Computer Corp. ...........................................    8,110,355
     6,678   Data General Corp.* .............................................       92,240
   172,360   Dell Computer Corp.* ............................................   13,799,572
    67,921   EMC Corp.* ......................................................    6,953,412
    21,152   Gateway 2000, Inc.* .............................................    1,537,486
   140,366   Hewlett-Packard Co. .............................................    9,325,566
                                                                              --------------
                                                                                 40,449,865
                                                                              --------------
             Computer/Video Chains (0.1%)
    13,354   Tandy Corp. .....................................................      742,816
                                                                              --------------
             Computers Software (4.7%)
     8,846   Adobe Systems, Inc.  ............................................      356,051
     6,258   Autodesk, Inc.  .................................................      250,711
    29,170   BMC Software, Inc.* .............................................    1,192,324
    73,554   Computer Associates International, Inc.  ........................    3,089,268
    24,869   Compuware Corp.* ................................................  $ 1,391,110
   337,483   Microsoft Corp.* ................................................   50,643,543
    47,500   Novell, Inc.* ...................................................      920,312
   131,540   Oracle Corp.* ...................................................    7,341,576
    36,725   Parametric Technology Corp.* ....................................      564,647
    31,436   PeopleSoft, Inc.* ...............................................      593,354
                                                                              --------------
                                                                                 66,342,896
                                                                              --------------
             Construction/Agricultural Equipment/Trucks (0.3%)
     9,827   Case Corp. ......................................................      191,626
    48,546   Caterpillar, Inc. ...............................................    2,211,877
     5,652   Cummins Engine Co., Inc. ........................................      231,732
    32,224   Deere & Co. .....................................................    1,053,322
     1,106   NACCO Industries, Inc. (Class A) ................................       97,328
     9,045   Navistar International Corp.* ...................................      388,935
    10,540   PACCAR, Inc. ....................................................      441,362
                                                                              --------------
                                                                                  4,616,182
                                                                              --------------
             Consumer Electronics/Appliances (0.1%)
    12,181   Maytag Corp. ....................................................      682,897
    10,258   Whirlpool Corp. .................................................      446,223
                                                                              --------------
                                                                                  1,129,120
                                                                              --------------


             Consumer Specialties (0.0%)
     4,804   Jostens, Inc. ...................................................      112,594
                                                                              --------------
             Consumer Sundries (0.0%)
     9,557   American Greetings Corp. (Class A)  .............................      226,381
                                                                              --------------
             Containers/Packaging (0.2%)
     4,157   Ball Corp. ......................................................      174,074
     7,065   Bemis Company, Inc. .............................................      240,652
    16,505   Crown Cork & Seal Co., Inc. .....................................      458,014
    20,960   Owens-Illinois, Inc.* ...........................................      501,730
    11,256   Sealed Air Corp.* ...............................................      571,242
     7,500   Temple-Inland, Inc. .............................................      449,531
                                                                              --------------
                                                                                  2,395,243
                                                                              --------------
             Contract Drilling (0.0%)
     6,785   Helmerich & Payne, Inc. .........................................      110,680
    11,283   Rowan Companies, Inc.* ..........................................       97,316
                                                                              --------------
                                                                                    207,996
                                                                              --------------
             Department Stores (0.6%)
    14,545   Dillard's, Inc. (Class A) .......................................      361,807
    27,719   Federated Department Stores, Inc.* ..............................    1,055,054
    21,410   Kohl's Corp.* ...................................................    1,477,290
    31,618   May Department Stores Co. .......................................    1,873,366

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued

 NUMBER OF
   SHARES                                                                          VALUE
-----------------------------------------------------------------------------------------------------------------
    34,373   Penney (J.C.) Co., Inc. .........................................  $ 1,241,725
    51,850   Sears, Roebuck & Co. ............................................    2,106,406
                                                                              --------------
                                                                                  8,115,648
                                                                              --------------
             Discount Chains (2.5%)
    14,771   Consolidated Stores Corp.* ......................................      372,045
    29,299   Costco Companies, Inc.* .........................................    2,353,076
    59,543   Dayton Hudson Corp. .............................................    3,725,159
    24,931   Dollar General Corp. ............................................      746,372
    66,714   Kmart Corp.* ....................................................    1,167,495
   304,905   Wal-Mart Stores, Inc.** .........................................   26,336,169
                                                                              --------------
                                                                                 34,700,316
                                                                              --------------
             Diversified Commercial Services (0.1%)
    22,133   Paychex, Inc. ...................................................      937,886
                                                                              --------------
             Diversified Electronic Products (0.2%)
    10,799   Harris Corp. ....................................................      336,119
    17,044   Honeywell, Inc. .................................................    1,192,015
    25,876   Rockwell International Corp. ....................................    1,149,865
                                                                              --------------
                                                                                  2,677,999
                                                                              --------------
             Diversified Financial Services (2.0%)
    61,186   American Express Co. ............................................    6,638,681
   307,492   Citigroup Inc. ..................................................   18,065,155
    19,163   Providian Financial Corp. .......................................    1,957,072
    16,829   Transamerica Corp. ..............................................    1,221,154
                                                                              --------------
                                                                                 27,882,062
                                                                              --------------
             Diversified Manufacturing (4.5%)
     3,722   Aeroquip-Vickers, Inc. ..........................................      210,758
    26,467   Allegheny Teledyne Inc. .........................................      545,882
    75,798   AlliedSignal, Inc. ..............................................    3,136,142
    14,756   Cooper Industries, Inc. .........................................      645,575
    18,043   Danaher Corp. ...................................................      870,575
    30,100   Dover Corp. .....................................................    1,023,400
     4,523   FMC Corp.* ......................................................      231,521
   443,493   General Electric Co.** ..........................................   44,487,892
    14,797   ITT Industries, Inc. ............................................      578,008
    54,320   Minnesota Mining & Manufacturing Co. ............................    4,023,075
    21,747   Thermo Electron Corp.* ..........................................      300,380
    87,202   Tyco International Ltd. .........................................    6,491,099
                                                                              --------------
                                                                                 62,544,307
                                                                              --------------
             Drugstore Chains (0.6%)
    52,777   CVS Corp. .......................................................    2,797,181
     5,248   Longs Drug Stores Corp.  ........................................      189,912
    34,983   Rite Aid Corp. ..................................................    1,447,422
   134,994   Walgreen Co. ....................................................    4,319,808
                                                                              --------------
                                                                                  8,754,323
                                                                              --------------
             E.D.P. Peripherals (0.1%)
    33,193   Seagate Technology, Inc.* .......................................  $   960,522
                                                                              --------------
             E.D.P. Services (0.8%)
    81,774   Automatic Data Processing, Inc. .................................    3,250,516
     9,652   Ceridian Corp.* .................................................      691,324
    21,450   Computer Sciences Corp.* ........................................    1,429,106
    66,691   Electronic Data Systems Corp. ...................................    3,101,131
    59,908   First Data Corp. ................................................    2,291,481
                                                                              --------------
                                                                                 10,763,558
                                                                              --------------


             Electric Utilities (2.1%)
    24,327   AES Corp. (The)* ................................................      904,660
    18,511   Ameren Corp. ....................................................      690,692
    25,898   American Electric Power Co. .....................................    1,078,004
    20,136   Baltimore Gas & Electric Co. ....................................      515,985
    20,415   Carolina Power & Light Co. ......................................      814,048
    28,682   Central & South West Corp. ......................................      711,672
    21,395   Cinergy Corp.  ..................................................      624,467
    31,560   Consolidated Edison, Inc. .......................................    1,475,430
    26,441   Dominion Resources, Inc. ........................................    1,021,284
    19,572   DTE Energy Co. ..................................................      773,094
    48,991   Duke Power Co.  .................................................    2,786,363
    47,736   Edison International ............................................    1,217,268
    33,268   Entergy Corp.  ..................................................      939,821
    32,086   FirstEnergy Corp. ...............................................      938,515
    24,482   FPL Group, Inc. .................................................    1,259,293
    17,263   GPU, Inc. .......................................................      688,362
    15,422   New Century Energies, Inc. ......................................      625,555
    25,276   Niagara Mohawk Power Corp.* .....................................      369,661
    20,584   Northern States Power Co.  ......................................      531,324
    40,114   PacifiCorp ......................................................      719,545
    30,323   PECO Energy Co. .................................................    1,074,571
    51,771   PG & E Corp.  ...................................................    1,630,786
    21,209   PP&L Resources, Inc.  ...........................................      540,829
    30,889   Public Service Enterprise Group, Inc. ...........................    1,173,782
    38,814   Reliant Energy, Inc. ............................................    1,040,700
    94,366   Southern Co.  ...................................................    2,365,048
    38,211   Texas Utilities Co. .............................................    1,621,579
    29,393   Unicom Corp. ....................................................    1,045,289
                                                                              --------------
                                                                                 29,177,627
                                                                              --------------
             Electrical Products (0.3%)
    59,612   Emerson Electric Co. ............................................    3,423,964
    10,922   Raychem Corp. ...................................................      249,158
     7,656   Thomas & Betts Corp. ............................................      319,159
                                                                              --------------
                                                                                  3,992,281
                                                                              --------------

                     SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued

 NUMBER OF
   SHARES                                                                          VALUE
-----------------------------------------------------------------------------------------------------------------
             Electronic Components (0.2%)
    29,612   AMP, Inc.  ......................................................  $ 1,574,988
    11,617   Andrew Corp.* ...................................................      175,707
    31,794   Solectron Corp.* ................................................    1,420,794
                                                                              --------------
                                                                                  3,171,489
                                                                              --------------
             Electronic Data Processing (2.0%)
   126,283   International Business Machines Corp. ...........................   21,468,110
    25,289   Silicon Graphics, Inc.* .........................................      403,043
    51,509   Sun Microsystems, Inc.* .........................................    5,012,470
    34,539   Unisys Corp.* ...................................................    1,029,694
                                                                              --------------
                                                                                 27,913,317
                                                                              --------------
             Electronic Production Equipment (0.2%)
    50,016   Applied Materials, Inc.* ........................................    2,782,140
    11,792   KLA-Tencor Corp.* ...............................................      608,025
                                                                              --------------
                                                                                  3,390,165
                                                                              --------------
             Engineering & Construction (0.0%)
    10,524   Fluor Corp. .....................................................      370,313
     5,494   Foster Wheeler Corp. ............................................       68,675
                                                                              --------------
                                                                                    438,988
                                                                              --------------
             Environmental Services (0.3%)
    23,679   Browning-Ferris Industries, Inc. ................................      745,888
    77,736   Waste Management, Inc. ..........................................    3,799,347
                                                                              --------------
                                                                                  4,545,235
                                                                              --------------
             Farming/Seeds/Milling (0.1%)
    80,292   Archer-Daniels-Midland Co. ......................................    1,214,416
    32,591   Pioneer Hi-Bred International, Inc. .............................      763,852
                                                                              --------------
                                                                                  1,978,268
                                                                              --------------
             Finance Companies (1.9%)
    97,804   Associates First Capital Corp. (Class A) ........................    3,973,287
     8,877   Capital One Financial Corp. .....................................    1,132,927
    15,092   Countrywide Credit Industries, Inc. .............................      571,609
   140,336   Fannie Mae ......................................................    9,823,520
    91,845   Freddie Mac .....................................................    5,407,374
    65,342   Household International, Inc. ...................................    2,654,519
   108,515   MBNA Corp. ......................................................    2,631,489
    22,354   SLM Holding Corp. ...............................................      958,428
                                                                              --------------
                                                                                 27,153,153
                                                                              --------------
             Financial Publishing/Services (0.3%)
    12,662   Dow Jones & Co., Inc.  ..........................................      595,114
    22,545   Dun & Bradstreet Corp. ..........................................      772,166
    19,892   Equifax, Inc. ...................................................      750,923
    13,318   McGraw-Hill, Inc. ...............................................    1,457,489
                                                                              --------------
                                                                                  3,575,692
                                                                              --------------
             Fluid Controls (0.0%)
    14,695   Parker-Hannifin Corp.  ..........................................      545,552
                                                                              --------------
             Food Chains (0.8%)
    33,230   Albertson's, Inc. ...............................................    1,894,110
    37,154   American Stores Co. .............................................    1,253,947
    20,910   Fred Meyer, Inc.* ...............................................    1,343,467
     5,166   Great Atlantic & Pacific Tea Co., Inc. ..........................      163,052
    34,677   Kroger Co.* .....................................................    2,243,168
    65,804   Safeway Inc.* ...................................................    3,800,181
    20,038   Winn-Dixie Stores, Inc. .........................................      877,915
                                                                              --------------
                                                                                 11,575,840
                                                                              --------------
             Food Distributors (0.1%)
    16,255   Supervalu, Inc. .................................................      391,136
    45,216   SYSCO Corp. .....................................................    1,277,352
                                                                              --------------
                                                                                  1,668,488
                                                                              --------------
             Forest Products (0.2%)
    12,177   Georgia-Pacific Group ...........................................      891,965
    14,662   Louisiana-Pacific Corp. .........................................      269,414
    26,932   Weyerhaeuser Co. ................................................    1,501,459
                                                                              --------------
                                                                                  2,662,838
                                                                              --------------


             Home Building (0.1%)
     8,016   Centex Corp. ....................................................      295,089
     4,720   Fleetwood Enterprises, Inc. .....................................      153,105
     6,468   Kaufman & Broad Home Corp. ......................................      145,530
     5,823   Pulte Corp. .....................................................      140,116
                                                                              --------------
                                                                                    733,840
                                                                              --------------
             Home Furnishings (0.1%)
    22,013   Newell Co. ......................................................      935,552
    20,233   Rubbermaid, Inc. ................................................      668,954
     7,960   Tupperware Corp. ................................................      139,300
                                                                              --------------
                                                                                  1,743,806
                                                                              --------------
             Hospital/Nursing Management (0.2%)
    87,364   Columbia/HCA Healthcare Corp. ...................................    1,561,631
    14,955   HCR Manor Care, Inc. ............................................      334,618
    41,772   Tenet Healthcare Corp.* .........................................      822,386
                                                                              --------------
                                                                                  2,718,635
                                                                              --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued

 NUMBER OF
   SHARES                                                                          VALUE
-----------------------------------------------------------------------------------------------------------------
             Hotels/Resorts (0.4%)
    80,585   Carnival Corp. ..................................................  $ 3,586,032
    35,181   Hilton Hotels Corp. .............................................      556,300
    33,854   Marriott International, Inc. ....................................    1,218,744
                                                                              --------------
                                                                                  5,361,076
                                                                              --------------
             Industrial Machinery/Components (0.3%)
     6,450   Harnischfeger Industries, Inc.  .................................       49,584
    33,845   Illinois Tool Works Inc.  .......................................    2,326,844
    22,253   Ingersoll-Rand Co. ..............................................    1,057,017
     5,152   Milacron Inc. ...................................................       91,770
                                                                              --------------
                                                                                  3,525,215
                                                                              --------------
             Industrial Specialties (0.1%)
    17,454   Ecolab, Inc. ....................................................      695,978
     5,935   Millipore Corp. .................................................      165,438
    16,718   Pall Corp. ......................................................      354,213
                                                                              --------------
                                                                                  1,215,629
                                                                              --------------
             Insurance Brokers/Services (0.3%)
    23,018   AON Corp. .......................................................    1,356,623
    34,824   Marsh & McLennan Companies, Inc. ................................    2,465,974
                                                                              --------------
                                                                                  3,822,597
                                                                              --------------
             Integrated Oil Companies (4.2%)
    12,191   Amerada Hess Corp. ..............................................      553,167
    43,474   Atlantic Richfield Co. ..........................................    2,374,767
    88,303   Chevron Corp.  ..................................................    6,788,293
   329,047   Exxon Corp.** ...................................................   21,902,191
     6,363   Kerr-McGee Corp. ................................................      181,743
   105,545   Mobil Corp. .....................................................    8,780,025
    34,462   Phillips Petroleum Co.  .........................................    1,333,249
   290,214   Royal Dutch Petroleum Co. (ADR)(Netherlands) ....................   12,733,139
    72,345   Texaco, Inc. ....................................................    3,368,564
    32,667   Unocal Corp. ....................................................      920,801
                                                                              --------------
                                                                                 58,935,939
                                                                              --------------
             Internet Services (0.8%)
   124,014   America Online, Inc.* ...........................................   11,029,495
                                                                              --------------
             Investment Bankers/Brokers/Services (1.2%)
    15,949   Bear Stearns Companies, Inc.  ...................................      682,808
    15,648   Lehman Brothers Holdings, Inc. ..................................      829,344
    48,008   Merrill Lynch & Co., Inc. .......................................    3,684,614
    78,183   Morgan Stanley Dean Witter & Co. (Note 4) .......................    7,075,561
    54,262   Schwab (Charles) Corp. ..........................................    4,045,910
                                                                              --------------
                                                                                 16,318,237
                                                                              --------------
             Investment Managers (0.1%)
    34,246   Franklin Resources, Inc. ........................................  $ 1,089,451
                                                                              --------------
             Life Insurance (0.3%)
    34,113   American General Corp. ..........................................    2,498,777
    42,557   Conseco, Inc.  ..................................................    1,274,050
    14,344   Jefferson-Pilot Corp. ...........................................      972,702
                                                                              --------------
                                                                                  4,745,529
                                                                              --------------



             Major Banks (6.2%)
   102,949   Bank of New York Co., Inc. ......................................    3,596,781
   158,485   Bank One Corp. ..................................................    8,518,569
   234,229   BankAmerica Corp. ...............................................   15,298,082
    39,873   BankBoston Corp. ................................................    1,612,364
    12,899   Bankers Trust New York Corp. ....................................    1,122,213
   114,470   Chase Manhattan Corp. (The) .....................................    9,114,674
    21,051   Comerica, Inc. ..................................................    1,394,629
   134,091   First Union Corp. ...............................................    7,148,726
    31,129   Firstar Corp.  ..................................................    2,607,054
    76,918   Fleet Financial Group, Inc. .....................................    3,302,667
    28,475   Huntington Bancshares, Inc. .....................................      904,081
    61,607   KeyCorp .........................................................    1,986,826
    35,344   Mellon Bank Corp.  ..............................................    2,390,138
    23,660   Morgan (J.P.) & Co., Inc. .......................................    2,636,611
    44,764   National City Corp. .............................................    3,127,885
    40,723   PNC Bank Corp. ..................................................    2,120,141
    14,473   Republic New York Corp. .........................................      655,808
    21,723   State Street Corp. ..............................................    1,665,883
    23,421   Summit Bancorp.  ................................................      904,636
    43,011   SunTrust Banks, Inc. ............................................    2,922,060
    98,219   U.S. Bancorp ....................................................    3,173,701
    27,441   Wachovia Corp.  .................................................    2,334,200
   218,868   Wells Fargo & Co. ...............................................    8,043,399
                                                                              --------------
                                                                                 86,581,128
                                                                              --------------
             Major Chemicals (1.2%)
    29,957   Dow Chemical Co. ................................................    2,947,020
   152,377   Du Pont (E.I.) de Nemours & Co., Inc. ...........................    7,818,845
    10,691   Eastman Chemical Co. ............................................      504,482
    13,569   Hercules, Inc. ..................................................      375,692
    84,792   Monsanto Co. ....................................................    3,863,336
    23,349   Rohm & Haas Co. .................................................      729,656
    17,927   Union Carbide Corp.  ............................................      788,788
                                                                              --------------
                                                                                 17,027,819
                                                                              --------------
             Major Pharmaceuticals (10.1%)
   205,397   Abbott Laboratories .............................................    9,538,123
   178,381   American Home Products Corp. ....................................   10,613,670

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued

 NUMBER OF
   SHARES                                                                          VALUE
-----------------------------------------------------------------------------------------------------------------
    38,707   Baxter International, Inc. ...................................... $   2,724,005
   134,471   Bristol-Myers Squibb Co.  .......................................   16,934,942
   181,990   Johnson & Johnson ...............................................   15,537,396
   148,835   Lilly (Eli) & Co.  ..............................................   14,092,814
   322,401   Merck & Co., Inc.** .............................................   26,356,282
   175,646   Pfizer, Inc. ....................................................   23,174,294
    68,761   Pharmacia & Upjohn, Inc.  .......................................    3,747,475
   198,900   Schering-Plough Corp. ...........................................   11,125,969
   111,171   Warner-Lambert Co.  .............................................    7,677,747
                                                                              --------------
                                                                                141,522,717
             --------------------------------................................ --------------
             Major U.S. Telecommunications (7.7%)
    37,141   ALLTEL Corp. ....................................................    2,223,817
   149,316   Ameritech Corp. .................................................    9,761,534
   244,473   AT&T Corp.  .....................................................   20,077,345
   210,087   Bell Atlantic Corp.  ............................................   12,066,872
   264,674   BellSouth Corp. .................................................   12,241,173
   130,620   GTE Corp. .......................................................    8,473,973
   248,139   MCI WorldCom, Inc.* .............................................   20,471,468
   264,730   SBC Communications, Inc.  .......................................   13,997,599
    58,297   Sprint Corp. (FON Group) ........................................    5,002,611
    68,011   U.S. West, Inc.  ................................................    3,625,836
                                                                              --------------
                                                                                107,942,228
                                                                              --------------
             Managed Health Care (0.2%)
    19,347   Aetna Inc. ......................................................    1,432,887
    22,581   Humana, Inc.* ...................................................      395,168
    25,562   United Healthcare Corp. .........................................    1,260,526
                                                                              --------------
                                                                                  3,088,581
                                                                              --------------
             Meat/Poultry/Fish (0.1%)
    66,225   ConAgra, Inc. ...................................................    1,995,028
                                                                              --------------
             Media Conglomerates (1.8%)
   166,061   Time Warner, Inc. ...............................................   10,710,935
    47,057   Viacom, Inc. (Class B)* .........................................    4,158,662
   277,273   Walt Disney Co. .................................................    9,756,544
                                                                              --------------
                                                                                 24,626,141
                                                                              --------------
             Medical Equipment & Supplies (0.4%)
    79,064   Medtronic, Inc. .................................................    5,583,895
                                                                              --------------
             Medical Specialties (0.5%)
    11,753   ALZA Corp. (Class A)* ...........................................      616,298
     7,347   Bard (C.R.), Inc.  ..............................................      414,187
     7,567   Bausch & Lomb, Inc. .............................................      456,385
    33,460   Becton, Dickinson & Co. .........................................    1,120,910
    15,135   Biomet, Inc. ....................................................      555,265
    53,179   Boston Scientific Corp.* ........................................    1,409,244
    40,776   Guidant Corp.  ..................................................    2,324,232
     9,625   Mallinckrodt Group, Inc. ........................................ $    297,773
    11,354   St. Jude Medical, Inc.* .........................................      285,269
                                                                              --------------
                                                                                  7,479,563
                                                                              --------------
             Medical/Dental Distributors (0.4%)
    36,649   Cardinal Health, Inc. ...........................................    2,645,600
    36,730   McKesson HBOC, Inc.  ............................................    2,497,640
                                                                              --------------
                                                                                  5,143,240
                                                                              --------------
             Medical/Nursing Services (0.0%)
    57,074   HEALTHSOUTH Corp.* ..............................................      663,485
                                                                              --------------
             Metals Fabrications (0.0%)
     8,379   Timken Co. (The) ................................................      148,204
                                                                              --------------
             Mid-Sized Banks (0.5%)
    36,104   Fifth Third Bancorp .............................................    2,385,121
    21,228   Mercantile Bancorporation, Inc. .................................      968,528
    15,028   Northern Trust Corp. ............................................    1,343,128
    29,933   Regions Financial Corp. .........................................    1,131,842
    36,061   Synovus Financial Corp. .........................................      858,703
    18,356   Union Planters Corp. ............................................      829,462
                                                                              --------------
                                                                                  7,516,784
                                                                              --------------


             Military/Gov't/Technical (0.3%)
     6,042   EG & G, Inc. ....................................................      160,113
    17,151   General Dynamics Corp. ..........................................    1,036,564
    45,606   Raytheon Co. (Class B) ..........................................    2,437,071
                                                                              --------------
                                                                                  3,633,748
                                                                              --------------
             Motor Vehicles (1.2%)
   163,765   Ford Motor Co. ..................................................    9,713,312
    88,579   General Motors Corp. ............................................    7,313,304
                                                                              --------------
                                                                                 17,026,616
                                                                              --------------
             Movies/Entertainment (0.2%)
     9,871   King World Productions Inc.* ....................................      260,965
    53,352   Seagram Co. Ltd. (Canada) .......................................    2,474,199
                                                                              --------------
                                                                                  2,735,164
                                                                              --------------
             Multi-Line Insurance (2.1%)
   111,046   Allstate Corp. ..................................................    4,164,225
   167,224   American International Group, Inc. ..............................   19,053,085
    27,952   CIGNA Corp. .....................................................    2,194,232
    31,594   Hartford Financial Services Group, Inc. .........................    1,708,051
    13,675   Lincoln National Corp. ..........................................    1,294,852
    18,529   Safeco Corp. ....................................................      744,634
                                                                              --------------
                                                                                 29,159,079
                                                                              --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued

 NUMBER OF
   SHARES                                                                          VALUE
-----------------------------------------------------------------------------------------------------------------
             Multi-Sector Companies (0.3%)
     9,257   Crane Co.  ......................................................  $  253,989
    23,072   Fortune Brands, Inc. ............................................     695,044
    15,387   Loews Corp. .....................................................   1,203,071
     7,961   McDermott International, Inc. ...................................     158,722
     5,593   National Service Industries, Inc. ...............................     179,675
    22,953   Tenneco, Inc. ...................................................     687,155
    21,517   Textron, Inc. ...................................................   1,678,326
                                                                              --------------
                                                                                 4,855,982
                                                                              --------------
             Natural Gas (0.1%)
    12,929   Consolidated Natural Gas Co.  ...................................     710,287
     3,036   Eastern Enterprises .............................................     116,696
     6,426   Nicor Inc.  .....................................................     245,393
     4,253   ONEOK, Inc. .....................................................     114,565
     4,773   Peoples Energy Corp. ............................................     161,984
    32,381   Sempra Energy ...................................................     680,001
                                                                              --------------
                                                                                 2,028,926
                                                                              --------------
             Newspapers (0.4%)
    38,112   Gannett Co., Inc. ...............................................   2,420,112
    10,587   Knight-Ridder, Inc.  ............................................     531,335
    24,841   New York Times Co. (The)(Class A)  ..............................     770,071
    11,329   Times Mirror Co. (Class A) ......................................     632,300
    16,037   Tribune Co. .....................................................   1,063,454
                                                                              --------------
                                                                                 5,417,272
                                                                              --------------
             Office Equipment/Supplies (0.6%)
    15,685   Avery Dennison Corp. ............................................     842,088
    18,370   IKON Office Solutions, Inc. .....................................     259,476
    36,900   Pitney Bowes, Inc. ..............................................   2,331,619
    88,762   Xerox Corp. .....................................................   4,898,553
                                                                              --------------
                                                                                 8,331,736
                                                                              --------------
             Oil & Gas Production (0.2%)
    16,233   Anardarko Petroleum Corp. .......................................     446,408
    13,189   Apache Corp. ....................................................     262,956
    23,909   Burlington Resources, Inc. ......................................     774,054
    47,320   Occidental Petroleum Corp. ......................................     712,758
    14,332   Oryx Energy Co.* ................................................     148,695
    33,863   Union Pacific Resources Group, Inc. .............................     302,651
                                                                              --------------
                                                                                 2,647,522
                                                                              --------------
             Oil Refining/Marketing (0.1%)
    10,316   Ashland, Inc. ...................................................     459,062
    12,619   Sunoco, Inc. ....................................................     384,091
    41,630   USX-Marathon Group ..............................................     861,221
                                                                              --------------
                                                                                 1,704,374
                                                                              --------------
             Oil/Gas Transmission (0.5%)
    28,691   Coastal Corp. ...................................................  $  918,112
    11,259   Columbia Energy Group  ..........................................     568,580
    44,761   Enron Corp. .....................................................   2,909,465
    14,846   Sonat, Inc. .....................................................     375,789
    57,896   Williams Companies, Inc. ........................................   2,142,152
                                                                              --------------
                                                                                 6,914,098
                                                                              --------------
             Oilfield Services/Equipment (0.4%)
    44,107   Baker Hughes, Inc. ..............................................     793,926
    59,503   Halliburton Co. .................................................   1,680,960
    73,883   Schlumberger, Ltd. ..............................................   3,587,943
                                                                              --------------
                                                                                 6,062,829
                                                                              --------------
             Other Consumer Services (0.2%)
    13,833   Block (H.&R.), Inc.  ............................................     627,672
   115,457   Cendant Corp.* ..................................................   1,912,257
    36,996   Service Corp. International .....................................     568,814
                                                                              --------------
                                                                                 3,108,743
                                                                              --------------
             Other Metals/Minerals (0.1%)
     5,350   ASARCO, Inc.  ...................................................      75,569
    12,311   Cyprus Amax Minerals Co. ........................................     138,499
    22,404   Inco Ltd. (Canada) ..............................................     282,851
     7,817   Phelps Dodge Corp. ..............................................     379,125
                                                                              --------------
                                                                                   876,044
                                                                              --------------

             Other Pharmaceuticals (0.1%)
     8,902   Allergan, Inc. ..................................................     725,513
                                                                              --------------
             Other Specialty Stores (0.2%)
     8,232   Pep Boys-Manny, Moe & Jack ......................................     150,234
    63,282   Staples, Inc.* ..................................................   1,854,939
    35,849   Toys 'R' Us, Inc.* ..............................................     506,367
                                                                              --------------
                                                                                 2,511,540
                                                                              --------------
             Other Transportation (0.0%)
    44,489   Laidlaw, Inc. (Canada) ..........................................     342,009
                                                                              --------------
             Package Goods/Cosmetics (2.5%)
     7,437   Alberto-Culver Co. (Class B) ....................................     178,488
    35,555   Avon Products, Inc. .............................................   1,479,977
    15,855   Clorox Co. ......................................................   1,875,845
    39,629   Colgate-Palmolive Co. ...........................................   3,363,511
   150,136   Gillette Co. ....................................................   8,051,043
    14,315   International Flavors & Fragrances, Inc. ........................     589,599
    73,339   Kimberly-Clark Corp. ............................................   3,465,268
   179,577   Procter & Gamble Co.  ...........................................  16,072,142
                                                                              --------------
                                                                                35,075,873
                                                                              --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued

 NUMBER OF
   SHARES                                                                          VALUE
-----------------------------------------------------------------------------------------------------------------
             Packaged Foods (1.6%)
    38,675   Bestfoods .......................................................  $ 1,815,308
    60,634   Campbell Soup Co. ...............................................    2,436,729
    20,699   General Mills, Inc. .............................................    1,670,151
    49,000   Heinz (H.J.) Co. ................................................    2,667,438
    54,855   Kellogg Co.  ....................................................    2,029,635
    18,382   Quaker Oats Company (The) .......................................    1,004,117
    42,255   Ralston-Ralston Purina Group ....................................    1,138,244
   123,626   Sara Lee Corp. ..................................................    3,361,082
    86,642   Unilever N.V. (Netherlands) .....................................    6,276,130

                                                                                 22,398,834
                                                                              --------------
             Paints/Coatings (0.1%)
    23,981   PPG Industries, Inc. ............................................    1,248,511
    23,196   Sherwin-Williams Co. ............................................      558,154
                                                                              --------------
                                                                                  1,806,665
                                                                              --------------
             Paper (0.4%)
     7,601   Boise Cascade Corp.  ............................................      236,106
    12,895   Champion International Corp. ....................................      477,115
    29,743   Fort James Corp. ................................................      888,572
    41,591   International Paper Co.  ........................................    1,746,822
    13,861   Mead Corp. ......................................................      421,894
     3,913   Potlatch Corp.  .................................................      135,732
     9,334   Union Camp Corp.  ...............................................      624,211
    13,655   Westvaco Corp.  .................................................      305,531
    14,969   Willamette Industries, Inc.  ....................................      545,433
                                                                              --------------
                                                                                  5,381,416
                                                                              --------------
             Photographic Products (0.2%)
    43,844   Eastman Kodak Co. ...............................................    2,901,925
     5,916   Polaroid Corp.  .................................................      141,245
                                                                              --------------
                                                                                  3,043,170
                                                                              --------------
             Precious Metals (0.2%)
    50,483   Barrick Gold Corp. (Canada) .....................................      892,918
    31,006   Battle Mountain Gold Co. ........................................      104,645
    23,353   Freeport-McMoran Copper & Gold, Inc. (Class B) ..................      220,394
    32,246   Homestake Mining Co. ............................................      296,260
    22,560   Newmont Mining Corp.  ...........................................      389,160
    33,731   Placer Dome Inc. (Canada) .......................................      368,933
                                                                              --------------
                                                                                  2,272,310
                                                                              --------------
             Precision Instruments (0.1%)
     6,719   Perkin-Elmer Corp. ..............................................      636,625
     6,492   Tektronix, Inc. .................................................      126,594
                                                                              --------------
                                                                                    763,219
                                                                              --------------
             Printing/Forms (0.1%)
    10,854   Deluxe Corp. ....................................................  $   367,679
    18,396   Donnelley (R.R.) & Sons Co.  ....................................      630,063
    11,934   Moore Corp. Ltd. (Canada) .......................................      125,307
                                                                              --------------
                                                                                  1,123,049
                                                                              --------------
             Property -Casualty Insurers (0.3%)
    22,053   Chubb Corp. .....................................................    1,317,667
    22,526   Cincinnati Financial Corp. ......................................      789,818
     9,811   Progressive Corp. ...............................................    1,260,714
    31,905   St. Paul Companies, Inc. ........................................    1,032,924
                                                                              --------------
                                                                                  4,401,123
                                                                              --------------
             Railroads (0.5%)
    63,488   Burlington Northern Santa Fe Corp. ..............................    2,103,040
    29,542   CSX Corp. .......................................................    1,159,524
    51,323   Norfolk Southern Corp.  .........................................    1,440,252
    33,480   Union Pacific Corp. .............................................    1,569,375
                                                                              --------------
                                                                                  6,272,191
                                                                              --------------
             Recreational Products/Toys (0.1%)
    12,948   Brunswick Corp. .................................................      275,954
    17,648   Hasbro, Inc. ....................................................      652,976
    38,929   Mattel, Inc.  ...................................................    1,026,752
                                                                              --------------
                                                                                  1,955,682
                                                                              --------------

             Rental/Leasing Companies (0.0%)
     9,659   Ryder System, Inc. ..............................................      260,793
                                                                              --------------
             Restaurants (0.7%)
    18,747   Darden Restaurants, Inc. ........................................      412,434
    91,567   McDonald's Corp. ................................................    7,783,195
    20,643   Tricon Global Restaurants, Inc.* ................................    1,279,866
    16,957   Wendy's International, Inc. .....................................      405,908
                                                                              --------------
                                                                                  9,881,403
                                                                              --------------
             Retail -Specialty (0.5%)
    20,605   AutoZone, Inc.* .................................................      721,175
    13,537   Circuit City Stores, Inc.  ......................................      734,382
    78,428   Gap, Inc. (The) .................................................    5,073,311
                                                                              --------------
                                                                                  6,528,868
                                                                              --------------
             Savings & Loan Associations (0.3%)
     7,679   Golden West Financial Corp. .....................................      721,346
    80,292   Washington Mutual, Inc. .........................................    3,211,680
                                                                                  3,933,026
                                                                              --------------
             Semiconductors (2.5%)
    19,531   Advanced Micro Devices, Inc.* ...................................      349,117
   225,614   Intel Corp. .....................................................   27,059,579

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued

 NUMBER OF
   SHARES                                                                          VALUE
-----------------------------------------------------------------------------------------------------------------
    19,057   LSI Logic Corp.* ................................................$      494,291
    33,518   Micron Technology, Inc.* ........................................     1,931,475
    22,418   National Semiconductor Corp.* ...................................       235,389
    52,770   Texas Instruments, Inc. .........................................     4,706,424
                                                                              --------------
                                                                                  34,776,275
                                                                              --------------
             Services to the Health Industry (0.1%)
    43,584   IMS Health Inc.  ................................................     1,547,232
     3,590   Shared Medical Systems Corp. ....................................       183,090
                                                                              --------------
                                                                                   1,730,322
                                                                              --------------
             Shoe Manufacturing (0.2%)
    38,751   Nike, Inc. (Class B) ............................................     2,078,022
     7,615   Reebok International Ltd. (United Kingdom)* .....................       122,792
                                                                              --------------
                                                                                   2,200,814
                                                                              --------------
             Smaller Banks (0.1%)
    39,811   BB&T Corp.  .....................................................     1,507,842
                                                                              --------------
             Specialty Chemicals (0.3%)
    31,323   Air Products & Chemicals, Inc. ..................................     1,006,251
    19,325   Engelhard Corp. .................................................       344,227
     9,967   Grace (W. R.) & Co. .............................................       133,932
     7,974   Great Lakes Chemical Corp.  .....................................       310,488
    16,969   Morton International, Inc. ......................................       613,005
     8,836   Nalco Chemical Co. ..............................................       248,513
    21,284   Praxair, Inc. ...................................................       743,610
    13,575   Sigma-Aldrich Corp.  ............................................       358,041
                                                                              --------------
                                                                                   3,758,067
                                                                              --------------
             Specialty Foods/Candy (0.2%)
    19,375   Hershey Foods Corp. .............................................     1,206,094
    15,728   Wrigley (Wm.) Jr. Co. (Class A) .................................     1,462,704
                                                                              --------------
                                                                                   2,668,798
                                                                              --------------
             Specialty Insurers (0.1%)
    13,404   MBIA, Inc. ......................................................       825,184
    14,880   MGIC Investment Corp. ...........................................       506,850
                                                                              --------------
                                                                                   1,332,034
                                                                              --------------
             Specialty Steels (0.0%)
    11,815   Nucor Corp. .....................................................       526,506
                                                                              --------------
             Steel/Iron Ore (0.0%)
    17,536   Bethlehem Steel Corp.* ..........................................       154,536
    11,917   USX-U.S. Steel Group ............................................       301,649
    12,660   Worthington Industries, Inc. ....................................       160,624
                                                                              --------------
                                                                                     616,809
                                                                              --------------
             Telecommunications (0.1%)
    23,152   Frontier Corp. ..................................................       832,025
                                                                              --------------
             Telecommunications Equipment (2.5%)
    31,286   Corning, Inc.  ..................................................     1,673,801
    22,582   General Instrument Corp.* .......................................       660,524
   177,972   Lucent Technologies Inc.  .......................................    18,075,281
    81,229   Motorola, Inc. ..................................................     5,706,337
    88,260   Northern Telecom Ltd. (Canada) ..................................     5,124,596
    10,260   Scientific-Atlanta, Inc.  .......................................       332,809
    26,291   Tellabs, Inc.* ..................................................     2,101,637
                                                                              --------------
                                                                                  33,674,985
                                                                              --------------
             Textiles (0.0%)
     2,458   Springs Industries, Inc. (Class A) ..............................        81,729
                                                                              --------------
             Tobacco (1.1%)
   329,512   Philip Morris Companies, Inc. ...................................    12,892,157
    43,962   RJR Nabisco Holdings Corp. ......................................     1,200,712
    25,087   UST, Inc. .......................................................       741,634
                                                                              --------------
                                                                                  14,834,503
                                                                              --------------

             Tools/Hardware (0.1%)
    12,189   Black & Decker Corp. ............................................       594,214
     3,162   Briggs & Stratton Corp. .........................................       154,345
     7,943   Snap-On, Inc. ...................................................       224,390
    11,981   Stanley Works ...................................................       291,288
                                                                              --------------
                                                                                   1,264,237
                                                                              --------------
             Wholesale Distributor (0.0%)
    12,842   Grainger (W.W.), Inc. ...........................................       571,469
                                                                              --------------
             TOTAL COMMON STOCKS
             (Identified Cost $1,199,413,050)                                  1,366,856,823
                                                                              --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------  ----------------------------------------------------------------
             SHORT-TERM INVESTMENTS (1.4%)
             U.S. GOVERNMENT AGENCY (a)(1.4%)
             Federal Home Loan Mortgage Corp. 4.70% due 03/01/99 (Identified
   $19,900   Cost $19,900,000) ............................................... 19,900,000
                                                                              ------------
             REPURCHASE AGREEMENT (0.0%)
             The Bank of New York 4.75% due 03/01/99 (dated 02/26/99;
             proceeds $203,712)(b)
     203     (Identified Cost $203,631) ......................................    203,631
                                                                              ------------
             TOTAL SHORT-TERM INVESTMENTS
             (Identified Cost $20,103,631) ................................... 20,103,631
                                                                              ------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued

                                                    VALUE
------------------------------------  -------- --------------
TOTAL INVESTMENTS
(Identified Cost $1,219,516,681)(c) .    99.2%  $1,386,960,454
OTHER ASSETS IN EXCESS OF
LIABILITIES .........................     0.8       11,019,918
                                      -------- ---------------
NET ASSETS ..........................   100.0%  $1,397,980,372
                                      ======== ===============

------------
ADR     American Depository Receipt.
*       Non-income producing security.
** Some or all of these securities are segregated in connection with open futures contracts.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $161,602 U.S. Treasury Bond 8.125% due 08/15/21 valued at $207,704.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $213,023,574 and the aggregate gross unrealized depreciation is $45,579,801, resulting in net unrealized appreciation of $167,443,773.

FUTURES CONTRACTS OPEN AT FEBRUARY 28, 1999:

                              UNDERLYING
              DESCRIPTION,       FACE
 NUMBER OF   DELIVERY YEAR,     AMOUNT      UNREALIZED
 CONTRACTS      AND MONTH      AT VALUE      GAIN/LOSS
-----------  -------------- -------------  ------------
     88        S&P 500 INDEX  $27,181,000    $(411,667)
                MARCH/1999

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1999 (unaudited)

 ASSETS:
Investments in securities, at value
 (identified cost $1,219,516,681) .......... $1,386,960,454
Receivable for:
  Shares of beneficial interest sold .......     12,212,794
  Dividends.................................      1,698,313
Deferred organizational expenses............         49,012
Prepaid expenses and other assets...........        200,989
                                             --------------
  TOTAL ASSETS .............................  1,401,121,562
                                             --------------
LIABILITIES:
Payable for:
  Shares of beneficial interest
   repurchased..............................      1,163,491
  Plan of distribution fee..................      1,019,550
  Investment management fee.................        359,450
  Investments purchased.....................        149,386
  Variation margin on futures contracts ....        137,090
Accrued expenses and other payables ........        312,223
                                             --------------
  TOTAL LIABILITIES ........................      3,141,190
                                             --------------
  NET ASSETS ............................... $1,397,980,372
                                             ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital............................. $1,228,142,607
Net unrealized appreciation.................    167,032,106
Accumulated net investment loss.............       (202,131)
Accumulated undistributed net realized
  gain......................................      3,007,790
                                             --------------
  NET ASSETS ............................... $1,397,980,372
                                             ==============
CLASS A SHARES:
Net Assets.................................. $   69,192,863
Shares Outstanding (unlimited authorized,
  $.01 par value)...........................      5,261,422
  NET ASSET VALUE PER SHARE ................ $        13.15
                                             ==============
  MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset
   value)................................... $        13.88
                                             ==============
CLASS B SHARES:
Net Assets.................................. $1,175,712,934
Shares Outstanding (unlimited authorized,
  $.01 par value)...........................     89,822,244
  NET ASSET VALUE PER SHARE ................ $        13.09
                                             ==============
CLASS C SHARES:
Net Assets.................................. $   93,226,875
Shares Outstanding (unlimited authorized,
  $.01 par value)...........................      7,122,608
  NET ASSET VALUE PER SHARE ................ $        13.09
                                             ==============
CLASS D SHARES:
Net Assets.................................. $   59,847,700
Shares Outstanding (unlimited authorized,
  $.01 par value)...........................      4,543,920
  NET ASSET VALUE PER SHARE ................ $        13.17
                                             ==============

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999 (unaudited)

 NET INVESTMENT INCOME:
INCOME
Dividends (net of $28,254 foreign withholding
 tax).........................................  $  6,484,441
Interest......................................       831,141
                                               -------------
  TOTAL INCOME ...............................     7,315,582
                                               -------------
EXPENSES
Plan of distribution fee (Class A shares) ....        50,564
Plan of distribution fee (Class B shares) ....     4,101,082
Plan of distribution fee (Class C shares) ....       313,317
Investment management fee.....................     1,910,540
Transfer agent fees and expenses..............       450,769
Registration fees.............................       211,824
Custodian fees................................       138,773
Shareholder reports and notices...............        56,913
S&P license fees..............................        50,264
Professional fees.............................        26,063
Trustees' fees and expenses...................         6,994
Organizational expenses.......................         6,837
Other.........................................         7,702
                                               -------------
  TOTAL EXPENSES .............................     7,331,642
Less: amounts waived..........................      (478,505)
                                               -------------
  NET EXPENSES ...............................     6,853,137
                                               -------------
  NET INVESTMENT INCOME ......................       462,445
                                               -------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
 Investments..................................       756,055
 Futures contracts............................     3,192,842
                                               -------------
  NET GAIN ...................................     3,948,897
                                               -------------
Net change in unrealized depreciation on:
 Investments..................................   198,504,595
 Futures contracts............................     3,565,185
                                               -------------
  NET APPRECIATION ...........................   202,069,780
                                               -------------
  NET GAIN ...................................   206,018,677
                                               -------------
NET INCREASE .................................  $206,481,122
                                               =============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE PERIOD
                                                          FOR THE SIX     SEPTEMBER 26, 1997*
                                                          MONTHS ENDED          THROUGH
                                                       FEBRUARY 28, 1999    AUGUST 31, 1998
-----------------------------------------------------  ----------------- -------------------
                                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................   $      462,445      $    891,814
Net realized gain (loss)..............................        3,948,897          (730,026)
Net change in unrealized appreciation/depreciation ...      202,069,780       (35,037,674)
                                                       ----------------- -------------------
  NET INCREASE (DECREASE) ............................      206,481,122       (34,875,886)
                                                       ----------------- -------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A shares......................................         (306,810)          (32,194)
  Class B shares......................................         (955,074)         (218,934)
  Class C shares......................................          (81,020)          (12,314)
  Class D shares......................................         (147,141)          (36,579)
Net realized gain
  Class A shares......................................          (10,890)          --
  Class B shares......................................         (182,298)          --
  Class C shares......................................          (13,680)          --
  Class D shares......................................           (4,213)          --
                                                       ----------------- -------------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ..................       (1,701,126)         (300,021)
                                                       ----------------- -------------------
Net increase from transactions in shares of
beneficial  interest..................................      573,216,976       655,059,307
                                                       ----------------- -------------------
  NET INCREASE .......................................      777,996,972       619,883,400
NET ASSETS:
Beginning of period...................................      619,983,400           100,000
                                                       ----------------- -------------------
  END OF PERIOD
  (Including a net investment loss of $202,131 and
  undistributed net investment income of $825,469,
  respectively).......................................   $1,397,980,372      $619,983,400
                                                       ================= ===================

------------
*      Commencement of operations.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter S&P 500 Index Fund (the "Fund"), is registered under the Investment Company Act of 1940, amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing at least 80% of its total assets in common stocks included in the S&P 500 Index in approximately the same weighting as the Index. The Fund was organized as a Massachusetts business trust on June 18, 1997 and had no operations other than those relating to organizational matters and the issuance 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), Inc., to effect the Fund's initial capitalization. The Fund commenced operations on September 26, 1997.

The Fund offers four classes of shares. Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited) continued

upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited) continued

investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. ORGANIZATIONAL EXPENSES -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $68,000 which will be reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

The Investment Manager has agreed to assume all operating expenses (except for Plan of Distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -up to 0.25% of the average daily net assets of Class A; (ii) Class B -1.0% of the average daily net assets of Class B; and (iii) Class C -up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited) continued

paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $35,739,075 at February 28, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $8,225, $848,811 and $32,127, respectively and received $270,959 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 1999 aggregated $591,895,198 and $10,845,437, respectively. Included in the aforementioned are purchases of U.S. Government securities of $6,559,793 and purchases of common stock of Morgan Stanley Dean Witter & Co., an affiliate of the Investment Manager of $2,432,332.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                   FOR THE PERIOD
                                                      FOR THE SIX                SEPTEMBER 26, 1997*
                                                      MONTHS ENDED                     THROUGH
                                                   FEBRUARY 28, 1999               AUGUST 31, 1998
                                             ------------------------------ -----------------------------
                                                      (UNAUDITED)
                                                 SHARES         AMOUNT          SHARES         AMOUNT
                                             ------------- ---------------  ------------- --------------
CLASS A SHARES
Sold .......................................    3,736,691    $  45,136,665     4,387,871    $ 48,070,798
Reinvestment of dividends and
 distributions..............................       23,092          300,892         2,992          30,640
Redeemed ...................................   (1,318,712)     (15,395,411)   (1,573,012)    (17,786,190)
                                             ------------- ---------------  ------------- --------------
Net increase -Class A ......................    2,441,071       30,042,146     2,817,851      30,315,248
                                             ------------- ---------------  ------------- --------------
CLASS B SHARES
Sold........................................   45,582,066      566,811,433    59,465,374     638,937,231
Reinvestment of dividends and
 distributions..............................       80,119        1,040,747        19,651         201,231
Redeemed ...................................   (8,798,335)    (105,602,326)   (6,529,131)    (73,134,069)
                                             ------------- ---------------  ------------- --------------
Net increase -Class B ......................   36,863,850      462,249,854    52,955,894     566,004,393
                                             ------------- ---------------  ------------- --------------
CLASS C SHARES
Sold .......................................    3,867,116       48,145,059     4,702,373      51,244,820
Reinvestment of dividends and
 distributions..............................        6,822           88,622         1,134          11,618
Redeemed ...................................     (772,604)      (9,209,500)     (684,733)     (7,711,458)
                                             ------------- ---------------  ------------- --------------
Net increase -Class C ......................    3,101,334       39,024,181     4,018,774      43,544,980
                                             ------------- ---------------  ------------- --------------
CLASS D SHARES
Sold .......................................    3,920,440       51,250,755     2,826,399      30,380,237
Reinvestment of dividends and
 distributions..............................        9,731          126,988           190           1,940
Redeemed ...................................     (776,754)      (9,476,948)   (1,438,586)    (15,187,491)
                                             ------------- ---------------  ------------- --------------
Net increase -Class D ......................    3,153,417       41,900,795     1,388,003      15,194,686
                                             ------------- ---------------  ------------- --------------
Net increase in Fund .......................   45,559,672    $ 573,216,976    61,180,522    $655,059,307
                                             ============= ===============  ============= ==============

------------

* Commencement of operations.

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited) continued

6. FEDERAL INCOME TAX STATUS

At August 31, 1998, the Fund had a net capital loss carryover of approximately $289,000 which will be available through August 31, 2006 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $4,325,000 during the fiscal 1998.

At August 31, 1998, the Fund had temporary book/tax differences primarily attributable to post-October losses and the mark-to-market of open futures contracts.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At February 28, 1999, the Fund had outstanding futures contracts.

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                 FOR THE PERIOD
                                               FOR THE SIX     SEPTEMBER 26, 1997*
                                               MONTHS ENDED          THROUGH
                                            FEBRUARY 28, 1999    AUGUST 31, 1998
------------------------------------------  ----------------- -------------------
                                               (UNAUDITED)
CLASS B SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period  .....    $      10.13          $10.00
                                            ----------------- -------------------
Income from investment operations:
 Net investment income ....................         --                 0.02
 Net realized and unrealized gain  ........            2.97            0.12
                                            ----------------- -------------------
Total income from investment operations  ..            2.97            0.14
                                            ----------------- -------------------
Less dividends from net investment income             (0.01)**        (0.01)
                                            ----------------- -------------------
Net asset value, end of period ............    $      13.09          $10.13
                                            ================= ===================
TOTAL RETURN+ .............................           29.38%(1)        1.38%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..................................            1.50%(2)(3)(4)  1.50%(2)(3)
Net investment income .....................            0.03%(2)(3)(4)  0.16%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...      $1,175,713        $536,349
Portfolio turnover rate ...................               1%(1)           1%

------------
*      Commencement of operations.
**     Includes capital gain distribution of $0.00261.
++ The per share amounts were computed using an average number of shares outstanding.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 1.60% and (0.07)%, respectively for the period ended February 28, 1999 and 1.64% and 0.02%, respectively for the period ended August 31, 1998.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS, continued

                                                                 FOR THE PERIOD
                                               FOR THE SIX     SEPTEMBER 26, 1997*
                                               MONTHS ENDED          THROUGH
                                            FEBRUARY 28, 1999    AUGUST 31, 1998
------------------------------------------  ----------------- -------------------
                                               (UNAUDITED)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period  .....       $10.18             $10.00
                                            ----------------- -------------------
Income from investment operations:
 Net investment income ....................         0.05               0.10
 Net realized and unrealized gain..........         2.99               0.11
                                            ----------------- -------------------
Total income from investment operations ...         3.04               0.21
                                            ----------------- -------------------
Less dividends from net investment income          (0.07)**           (0.03)
                                            ----------------- -------------------
Net asset value, end of period.............       $13.15             $10.18
                                            ================= ===================
TOTAL RETURN+ .............................        29.93%(1)           2.05%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses...................................         0.71%(2)(3)(4)     0.75%(2)(3)
Net investment income .....................         0.82%(2)(3)(4)     0.91%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ..      $69,193            $28,719
Portfolio turnover rate ...................            1%                 1%
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period  .....       $10.13             $10.00
                                            ----------------- -------------------
Income from investment operations:
 Net investment income ....................         --                 0.02
 Net realized and unrealized gain..........         2.98               0.12
                                            ----------------- -------------------
Total income from investment operations ...         2.98               0.14
                                            ----------------- -------------------
Less dividends from net investment income          (0.02)**           (0.01)
                                            ----------------- -------------------
Net asset value, end of period.............       $13.09             $10.13
                                            ================= ===================
TOTAL RETURN+ .............................        29.40%(1)           1.37%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..................................         1.50%(2)(3)(4)     1.50%(2)(3)
Net investment income .....................         0.03%(2)(3)(4)     0.16%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...      $93,227            $40,730
Portfolio turnover rate....................            1%(1)              1%

------------
*      Commencement of operations.
**     Includes capital gain distribution for Class A and Class C of $0.00261.
++ The per share amounts were computed using an average number of shares outstanding.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.81% and 0.72%, for Class A shares, 1.60% and (0.07)%, for Class C shares, respectively for period ended February 28, 1999 and 0.89% and 0.77% for Class A shares, and 1.64% and 0.02% for Class C shares, respectively for the period ended August 31, 1998.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS, continued

                                                                 FOR THE PERIOD
                                               FOR THE SIX     SEPTEMBER 26, 1997*
                                               MONTHS ENDED          THROUGH
                                            FEBRUARY 28, 1999    AUGUST 31, 1998
------------------------------------------  ----------------- -------------------
                                               (UNAUDITED)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period  .....       $10.20             $10.00
                                            ----------------- -------------------
Income from investment operations:
 Net investment income ....................         0.07               0.12
 Net realized and unrealized gain  ........         2.99               0.11
                                            ----------------- -------------------
Total income from investment operations  ..         3.06               0.23
                                            ----------------- -------------------
Less dividends from net investment income          (0.09)**           (0.03)
                                            ----------------- -------------------
Net asset value, end of period ............       $13.17             $10.20
                                            ================= ===================
TOTAL RETURN+ .............................        30.05%(1)           2.30%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..................................         0.50%(2)(3)(4)     0.50%(2)(3)
Net investment income .....................         1.03%(2)(3)(4)     1.16%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  .. $59,848            $14,186
Portfolio turnover rate ...................            1%                 1%

------------
*      Commencement of operations.
**     Includes capital gain distribution of $0.00261.
++ The per share amounts were computed using an average number of shares outstanding.
+ Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.60% and 0.93%, respectively for the period ended February 28, 1999 and 0.64% and 1.02%, respectively for the period ended August 31, 1998.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                      SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Kenton J. Hinchliffe
Vice President

Kevin Jung
Assistant Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanely Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048




The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.






MORGAN STANLEY
DEAN WITTER
S&P 500
INDEX FUND


SEMIANNUAL REPORT
FEBRUARY 28, 1999